SEGMENT	12 Months Ended
Dec. 31, 2024
SEGMENT
SEGMENT

16.SEGMENT

The following table presents financial information, including significant segment expenses, which are regularly provided to the CODM and included within segment and consolidated net loss:

	For the Years Ended
	December 31,
	2022	2023	2024
Expenses
Operating expenses, excluding share-based compensation, depreciation and amortization expense
Research and development	$7,933	$22,868	$25,867
Wages and salaries	779	1,379	2,144
Contracted research expenses and clinical trial expenses	5,942	20,038	18,057
Consultancy and professional service fees	849	881	1,698
Royalties	—	118	3,353
Other expenses*	363	452	615
General and administrative	3,207	4,578	4,693
Wages and salaries	1,078	1,488	1,683
Professional service fee	947	1,794	1,548
Insurance expense	888	995	989
Other expenses*	294	301	473
Total operating expenses, excluding share-based compensation	11,140	27,446	30,560
Share-based compensation
Research and development	818	1,716	3,775
General and administrative	665	2,107	5,212
Total share-based compensation	1,483	3,823	8,987
Depreciation and amortization expense	198	399	449
Total operating expenses	12,821	31,668	39,996
Operating loss	(12,821)	(31,668)	(39,996)
Interest income, net	7	49	3,717
Other income (expense)	166	(4)	141
Income tax expense	—	9	6
Segment and consolidated net loss	$(12,648)	$(31,632)	$(36,144)

*Other expenses include travelling, transportation, rent and utilities expenses.